Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Investment in associated companies	34,323	227,656
Staff housing loans	26,529	58,766
Equity investments	7,915	38,473
Non-current deposits	17,704	3,198
Others	4,042	14,005
	90,513	342,098

SunEase, Inc.
Allocation of the purchase price or investment cost
Allocation of the purchase price or investment cost

The investment was accounted for under the equity method of accounting with allocation of the purchase price set out as follows (in thousands):

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000

Yixin
Allocation of the purchase price or investment cost
Allocation of the purchase price or investment cost

The investment was accounted for under the equity method of accounting with allocation of the investment cost as set out as follows (in thousands):

RMB
Tangible assets	58,320
Intangible assets	15,876
Goodwill	129,773
Deferred tax liabilities	(3,969)
200,000